Net Loss per Share (Details) - Schedule of calculation of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted net loss per share	$ (23,825)	$ (13,054)
Denominator:
Weighted average shares – denominator for basic and diluted net loss per share	86,357,000	71,967,000
Earnings Per Share, Basic	$ (0.28)	$ (0.18)